Segment Disclosures - Schedule of Segment Disclosures (Parenthetical) (Detail) (China [Member], Oyu Tolgoi [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Revenue from External Customer [Line Items]
Number of largest customers in China	3	3
Customer One [Member]
Revenue from External Customer [Line Items]
Revenue from major customers	$ 483.8	$ 24.2
Customer Two [Member]
Revenue from External Customer [Line Items]
Revenue from major customers	358.0	18.4
Customer Three [Member]
Revenue from External Customer [Line Items]
Revenue from major customers	$ 287.6	$ 8.9